Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000228450 [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228450 [Member] | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228450 [Member] | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228450 [Member] | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000228450 [Member] | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000228450 [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000228450 [Member] | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228450 [Member] | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228450 [Member] | AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228450 [Member] | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228450 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000228450 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000228450 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000228450 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000228450 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000228450 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000228450 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000228450 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000228450 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228450 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228450 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000252239 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000252239 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000252239 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000252239 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000252239 [Member] | Toyota Motor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000252239 [Member] | Sony Group Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000252239 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000252239 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000252239 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000252239 [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000252239 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000252239 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000252239 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000252239 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000252239 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000252239 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000252239 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000252239 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000252239 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000252239 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000252239 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000252239 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000252239 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000252239 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000252239 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000252239 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000252239 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000252239 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000252239 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000252239 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%